Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Reorganization [Abstract]
Schedule of Major Subsidiaries of VIEs

As of December 31, 2024, the Company’s major subsidiaries, major VIEs and major subsidiaries of VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services
New Tuanche New York Inc. (“New Tuanche”)	New York, 2024	100	Investment holding
	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Hainashuke (Beijing) Technology Co., Ltd. (“Hainashuke”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	100	Auto shows

Schedule of Consolidated Financial Statements

The following combined financial information of the Group’s VIEs as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 were included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	3,987	1,178
Amount due from the subsidiaries of the Group	123,349	122,613
Other current assets	30,622	12,708
Total current assets	157,958	136,499
Non-current assets:
Long-term investments	5,564	6,096
Operating lease right-of-use assets, net	267	—
Total non-current assets	5,831	6,096
TOTAL ASSETS	163,789	142,595
Current liabilities:
Short term borrowings	14,487	19,734
Accounts payable	838	5,332
Advance from customers	3,921	8,371
Salary and welfare benefits payable	15,017	2,324
Other taxes payable	3,851	905
Short-term operating lease liabilities	659	—
Current portion of deferred revenue	1,216	798
Other current liabilities	4,654	10,868
Account due to subsidiaries of the Group	250,341	231,968
Total current liabilities	294,984	280,300
Long-term borrowings	3,000	10,000
Non-current portion of deferred revenue	49	—
Total non-current liabilities	3,049	10,000
TOTAL LIABILITIES	298,033	290,300

	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	95,382	68,167	50,152
Net income/(loss)	19,775	(418)	(12,352)

	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash generated from/ (used in) operating activities	2,483	(15,357)	(22,167)
Net cash generated from investing activities	—	—	—
Net cash (used in)/ generated from financing activities	(1,285)	13,172	19,358
Net increase/(decrease) in cash, cash equivalent and restricted cash	1,198	(2,185)	(2,809)